Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 2,208
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,408	$ 2,208
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,607	1,520
Addition of Teco	0	1,035
Defined Benefit Plan, Service Cost	49	35
Defined Benefit Plan, Contributions by Plan Participants	8	8
Defined Benefit Plan, Interest Cost	99	79
Defined Benefit Plan, Plan Amendments	0	0
Benefits Paid	(129)	(94)
Defined Benefit Plan, Actuarial Gain (Loss)	171	(2)
Special Termination	(35)	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(87)	26
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,683	2,607
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,208	1,300
Addition of Teco	0	830
Defined Benefit Plan, Contributions by Employer	109	49
Defined Benefit Plan, Contributions by Plan Participants	8	8
Benefits Paid	(129)	(94)
Defined Benefit Plan, Actual Return on Plan Assets	313	93
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(67)	22
Special Termination	(34)	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,408	2,208
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(275)	(399)
Non-pension Benefit Plans [Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	358	88
Addition of Teco	0	277
Defined Benefit Plan, Service Cost	5	4
Defined Benefit Plan, Contributions by Plan Participants	4	0
Defined Benefit Plan, Interest Cost	14	9
Defined Benefit Plan, Plan Amendments	0	2
Benefits Paid	(27)	(16)
Defined Benefit Plan, Actuarial Gain (Loss)	25	(12)
Special Termination	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(23)	6
Defined Benefit Plan, Benefit Obligation, Ending Balance	356	358
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	39	6
Addition of Teco	0	29
Defined Benefit Plan, Contributions by Employer	27	17
Defined Benefit Plan, Contributions by Plan Participants	4	0
Benefits Paid	(27)	(16)
Defined Benefit Plan, Actual Return on Plan Assets	5	2
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(3)	1
Special Termination	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	45	39
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	$ (311)	$ (319)